Equity Incentive Plans and Stock-Based Compensation - Additional Information (Detail) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 07, 2019	Mar. 29, 2018	Mar. 31, 2018	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 17, 2020	Jan. 03, 2020	Aug. 12, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of modified unit awards					$ 0.56
Modified exercise price of unit awards					14,570,000
Incremental stock-based compensation expense					$ 4,800,000
Remaining requisite service period years from the modification date.					4 years 1 month 6 days
Weighted average grant-date fair value stock options granted				$ 8.59	$ 7.78	$ 7.23
Unrecognized stock-based compensation costs related to unvested stock				$ 15,400,000	$ 13,200,000	$ 13,100,000
Expected Dividend Rate			0.00%
Cash dividend			$ 85,000,000
Number of options granted				1,875,161	1,935,000	737,500
Issuance of common stock for stock option exercises				306,000	34,000	3,250
Common stock percentage				85.00%
Separation Agreement with an Executive
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incremental stock-based compensation expense					$ 400,000
Separation agreement included cash compensation	$ 700,000
Parent
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Cash dividend		$ 85,000,000
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant-date fair value stock options granted					$ 2.88	$ 2.51
Expected to be recognized weighted average period				3 years 3 months 18 days	3 years 5 months 23 days	3 years 9 months 10 days
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized stock-based compensation costs related to unvested stock				$ 100,000
Expected to be recognized weighted average period				1 year
Share-based compensation, exercise price				$ 17.00
2017 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options granted					7,285,000
Number of options granted				0
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance				5,125,000
Number of shares available for grant				4,941,580
Share-based compensation, effective date				Sep. 22, 2020
Share-based compensation, description				Plan reserve increases annually on January 1 of each calendar year, starting on January 1, 2021 through January 1, 2030, by an amount equal to the lesser of (a) 4% of the shares outstanding on the last day of the immediately preceding fiscal year
Common stock shares reserved outstanding percentage				4.00%
2020 Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of common stock for stock option exercises				75,000,000
2017 Plan and the 2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, exercise price				$ 0
Share-based compensation, expiration period				10 years
2017 Plan and the 2020 Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, vesting period				5 years
2017 Plan and the 2020 Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, vesting period				4 years
2020 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance				1,025,000
Share-based compensation, effective date				Sep. 22, 2020
Share-based compensation, description				The ESPP reserve increases annually on January 1 of each calendar year, starting on January 1, 2021 through January 1, 2030, by an amount equal to the lesser of (a) 1% of the shares outstanding on the last day of the immediately preceding fiscal year
Common stock shares reserved outstanding percentage				1.00%
Employee stock purchase plan description				The option purchase price will be the lower of 85% of the closing trading price per share of our common stock on the first trading date of an offering period in which a participant is enrolled or 85% of the closing trading price per share on the purchase date, which will occur on the last trading day of each offering period.
Maximum number of shares participant expected to purchase				30,000
Minimum fair market value of shares of common stock				$ 25,000
2020 Employee Stock Purchase Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of common stock for stock option exercises				20,000,000
Employee stock purchase plan offering period				27 months
Employees participate through payroll deductions percentage				15.00%
2020 Employee Stock Purchase Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Employees participate through payroll deductions percentage				1.00%
Equity Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance					16,666,667
Stock option exercise description					No options will be exercisable more than 10 years after the date of grant. An exercise price per unit may not be less than 100% of the fair market value per unit on the date of grant.
Options generally vest					20.00%
Share-based compensation, vesting period					5 years
Number of shares available for grant					512,167	1,150,167
Equity Option Plan | Parent
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance									1,500,000
Equity Option Plan | Subsequent Event | Parent
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock reserved for issuance							650,000	1,500,000